BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA - Impairment of non-financial assets (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2019 CLP ($)	Dec. 31, 2020
Impairment of non-financial assets
Impairment loss | $		$ 4,671
Andina Brazil
Impairment of non-financial assets
Minority interest recoverable amount	R$ 21.8
Carrying amount of minority interest	34.6
Impairment loss	R$ 12.8
Argentina
Impairment of non-financial assets
Discount rates	27.20%		28.10%
Chile
Impairment of non-financial assets
Discount rates	7.10%		7.20%
Brazil
Impairment of non-financial assets
Discount rates	9.00%		9.90%
Paraguay
Impairment of non-financial assets
Discount rates	8.10%		9.30%
Maximum
Impairment of non-financial assets
Growth rate used to extrapolate cash flow projections	5.00%
Maximum | More than 5 years
Impairment of non-financial assets
Growth rate used to extrapolate cash flow projections	0.90%
Minimum
Impairment of non-financial assets
Growth rate used to extrapolate cash flow projections	4.00%
Minimum | More than 5 years
Impairment of non-financial assets
Growth rate used to extrapolate cash flow projections	0.40%